COMMITMENTS AND CONTINGENCIES - Additional information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments And Contingencies Disclosure [Line Items]
Purchase commitment period	3 years
Transaction bonus payable	$ 2,000,000
Indemnification obligations	24,600,000	$ 15,500,000
Pending Litigation [Member]
Commitments And Contingencies Disclosure [Line Items]
Litigation outstanding	0
Threatened Litigation [Member]
Commitments And Contingencies Disclosure [Line Items]
Litigation outstanding	0
ARIZONA
Commitments And Contingencies Disclosure [Line Items]
Commitments related to manufacturing plant and equipment	$ 79,200,000	$ 406,100,000